Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2022
Basic earnings per share [abstract]
Summary of earnings per ordinary share

Earnings per ordinary share
				Weighted average number
				of ordinary shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Basic earnings	12,126	5,951	2,250	3,619.1	3,888.5	3,898.9	3.35	1.53	0.58
Basic earnings from continuing operations	12,126	5,951	2,250				3.35	1.53	0.58

Effect of dilutive instruments:
Stock option and share plans				5.2	2.2	2.2
				5.2	2.2	2.2

Diluted earnings	12,126	5,951	2,250	3,624.3	3,890.7	3,901.1	3.35	1.53	0.58
Diluted earnings from continuing operations	12,126	5,951	2,250				3.35	1.53	0.58